ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I - Condensed Financial Information of Parent Company Statement of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	¥ (3,103,465)	$ (487,000)	¥ (1,392,930)	¥ 226,630
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Realized gains from investments	(65,763)	(10,320)	(70,403)	(11,395)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	459,506	72,107	(479,985)	(204,648)
Accrued expenses and other current liabilities	(942,260)	(147,862)	1,508,939	357,203
Net cash generated from (used in) operating activities	(4,185,807)	(656,845)	603,273	1,285,054
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash (used in) generated from investing activities	4,812,502	755,188	(5,596,304)	(2,504,566)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from initial public offering and from exercising the overallotment option by the underwriters (net of issuance cost of RMB31,791)	0	0	0	1,366,860
Capital contribution	7	1	36	0
Proceeds from private placement financing	0	0	5,687,251	0
Repurchase of ordinary shares	0	0	(282,543)	(86,739)
Repayment to related parties	0	0	(460)	(34,056)
Net cash generated from (used in) financing activities	(100,614)	(15,789)	5,272,100	1,246,065
Effect of exchange rate changes	15,818	2,483	2,188	14,155
Net increase (decrease) in cash and cash equivalents	541,899	85,037	281,257	40,708
Cash and cash equivalents at beginning of the year	355,224
Cash and cash equivalents at end of the year	728,934	114,386	355,224
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	(3,103,465)	(487,000)	(1,392,930)	226,630
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in gain (loss) loss of subsidiaries and VIEs	3,106,437	487,466	1,387,816	(211,868)
Realized gains from investments	(8,498)	(1,333)	(6,564)	(525)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	2,083	327	(1,919)	(627)
Accrued expenses and other current liabilities	(3,618)	(568)	(1,771)	1,756
Net cash generated from (used in) operating activities	(7,061)	(1,108)	(15,368)	15,366
CASH FLOWS FROM INVESTING ACTIVITIES
Loans to subsidiaries and VIEs	(6,248,209)	(980,480)	(195,783)	(673)
Repayment from subsidiaries and VIEs	706,870	110,923	0	108,339
Investing activities on debt securities investments	5,547,488	870,522	(5,252,188)	(1,319,660)
Net cash (used in) generated from investing activities	6,149	965	(5,447,971)	(1,211,994)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from initial public offering and from exercising the overallotment option by the underwriters (net of issuance cost of RMB31,791)	0	0	0	1,366,860
Capital contribution	7	1	36	0
Proceeds from private placement financing	0	0	5,687,251	0
Repurchase of ordinary shares	0	0	(282,543)	(86,739)
Repayment to related parties	0	0	0	(34,056)
Net cash generated from (used in) financing activities	7	1	5,404,744	1,246,065
Effect of exchange rate changes	3,735	586	5,390	12,032
Net increase (decrease) in cash and cash equivalents	2,830	444	(53,205)	61,469
Cash and cash equivalents at beginning of the year	8,430	1,323	61,635	166
Cash and cash equivalents at end of the year	¥ 11,260	$ 1,767	¥ 8,430	¥ 61,635